Derivative Financial Instruments (Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value) (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Derivatives Designated As Hedging Instruments
Derivatives, Fair Value [Line Items]
Asset Derivatives	[1]	$ 26,705	$ 29,244
Liability Derivatives	[2]	22,637	11,025
Derivatives Not Designated As Hedging Instruments
Derivatives, Fair Value [Line Items]
Asset Derivatives	[1]	222	718
Liability Derivatives	[2]	1,299	1,175
Foreign Exchange Contracts | Derivatives Designated As Hedging Instruments
Derivatives, Fair Value [Line Items]
Asset Derivatives	[1]	22,327	5,235
Liability Derivatives	[2]	22,637	11,025
Foreign Exchange Contracts | Derivatives Not Designated As Hedging Instruments
Derivatives, Fair Value [Line Items]
Asset Derivatives	[1]	222	718
Liability Derivatives	[2]	1,299	1,175
Cross Currency Interest Rate Swaps | Derivatives Designated As Hedging Instruments
Derivatives, Fair Value [Line Items]
Asset Derivatives	[1]	4,378	24,009
Liability Derivatives	[2]	$ 0	$ 0

[1]	Presented as part of other receivables and long-term other receivables.
[2]	Presented as part of other payables and long-term other payables.